Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable
The following summarizes accounts receivable, net at December 31 (in thousands):

	December 31, 2020
	2020	2019
Investor receivables	$100,478	$104,303
Servicing advances	60,053	9,004
Servicing fees	55,838	23,113
Due from title companies	33,663	16,729
Warehouse - after deadline funding	3,642	4,020
Pair-offs receivable	438	6,317
Receivable - related party	28	245
Allowance for doubtful accounts	(540)	(258)

Total Accounts Receivable, Net	$253,600	$163,473